NET INTEREST INCOME (Details) - Schedule of Net Interest Income - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income		£ 16,216	£ 15,853	£ 16,671
Subordinated liabilities		(1,072)	(1,285)	(1,812)
Total interest and similar expense		3,462	3,489	5,477
Net interest income		£ 12,754	£ 12,364	£ 11,194
Interest and similar income [member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers		3.23%	3.18%	3.35%
Loans and advances to customers		£ 15,049	£ 14,554	£ 15,344
Loans and advances to banks		0.76%	0.41%	0.35%
Loans and advances to banks		£ 462	£ 253	£ 243
Debt securities held at amortised cost		1.61%	1.98%	2.37%
Debt securities held at amortised cost		£ 66	£ 66	£ 90
Interest receivable on financial assets held at amortised cost		2.93%	2.84%	2.96%
Interest receivable on financial assets held at amortised cost		£ 15,577	£ 14,873	£ 15,677
Financial assets at fair value through other comprehensive income		1.98%
Financial assets at fair value through other comprehensive income		£ 639
Available-for-sale financial assets			1.96%	1.88%
Available-for-sale financial assets			£ 980	£ 763
Held-to-maturity investments				1.44%
Held-to-maturity investments				£ 231
Total interest and similar income	[1]	2.88%	2.77%	2.84%
Total interest and similar income	[1]	£ 16,216	£ 15,853	£ 16,671
Interest and similar expense [member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase agreements		1.36%	1.18%	0.69%
Deposits from banks, excluding liabilities under sale and repurchase agreements		£ (81)	£ (80)	£ (68)
Customer deposits, excluding liabilities under sale and repurchase agreements		0.60%	0.56%	0.75%
Customer deposits, excluding liabilities under sale and repurchase agreements		£ (1,998)	£ (1,937)	£ (2,716)
Debt securities in issue	[2]	0.10%	0.18%	0.95%
Debt securities in issue	[2]	£ (66)	£ (120)	£ (785)
Subordinated liabilities		10.18%	10.03%	11.49%
Subordinated liabilities		£ (1,072)	£ (1,242)	£ (1,870)
Liabilities under sale and repurchase agreements		0.87%	0.54%	0.49%
Liabilities under sale and repurchase agreements		£ (245)	£ (110)	£ (38)
Total interest and similar expense	[3]	0.78%	0.77%	1.14%
Total interest and similar expense	[3]	£ (3,462)	£ (3,489)	£ (5,477)

[1]	Includes 31 million (2017: 12 million; 2016: nil) of interest income on liabilities with negative interest rates.
[2]	The impact of the Group's hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.74 per cent (2017: 2.43 per cent; 2016: 2.76 per cent).
[3]	Includes 10 million (2017: 50 million; 2016: 51 million) of interest expense on assets with negative interest rates.